Equity (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Exercise Price Range One [Member]
Number of Outstanding Shares, Warrants Outstanding	120,000
Weighted Average Remaining Contract Life, Warrants Outstanding	10 months 24 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.38
Number Exercisable, Warrants Exercisable	110,000
Weighted Average Exercise Price, Warrants Exercisable	$ 0.37
Exercise Price Range One [Member] | Maximum [Member]
Range of Exercise Prices	$ 0.50
Exercise Price Range One [Member] | Minimum [Member]
Range of Exercise Prices	$ 0.30
Exercise Price Range Two [Member]
Number of Outstanding Shares, Warrants Outstanding	386,364
Weighted Average Remaining Contract Life, Warrants Outstanding	4 years 4 months 24 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.69
Number Exercisable, Warrants Exercisable	386,364
Weighted Average Exercise Price, Warrants Exercisable	$ 0.69
Exercise Price Range Two [Member] | Maximum [Member]
Range of Exercise Prices	$ 0.75
Exercise Price Range Two [Member] | Minimum [Member]
Range of Exercise Prices	$ 0.51
Exercise Price Range Three [Member]
Number of Outstanding Shares, Warrants Outstanding	325,000
Weighted Average Remaining Contract Life, Warrants Outstanding	1 month 6 days
Weighted Average Exercise Price, Warrants Outstanding	$ 1.25
Number Exercisable, Warrants Exercisable	325,000
Weighted Average Exercise Price, Warrants Exercisable	$ 1.25
Exercise Price Range Three [Member] | Maximum [Member]
Range of Exercise Prices	$ 1.25
Exercise Price Range Three [Member] | Minimum [Member]
Range of Exercise Prices	$ 0.76
Exercise Price Range Four [Member]
Number of Outstanding Shares, Warrants Outstanding	650,000
Weighted Average Remaining Contract Life, Warrants Outstanding	1 month 6 days
Weighted Average Exercise Price, Warrants Outstanding	$ 1.63
Number Exercisable, Warrants Exercisable	650,000
Weighted Average Exercise Price, Warrants Exercisable	$ 1.63
Exercise Price Range Four [Member] | Maximum [Member]
Range of Exercise Prices	$ 1.75
Exercise Price Range Four [Member] | Minimum [Member]
Range of Exercise Prices	$ 1.26